Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 30,052,812	$ 25,237,927
Nominal contract amount of hedging instruments	488,270	424,859
Trading Assets	$ 373,855	$ 340,146
Fair value of hedging assets	7,528	6,054
Gross total fair values of derivative assets	381,383	346,200
Fair value of derivative assets	268,637	229,714
Fair value of trading liabilities	372,189	346,398
Fair value of hedging liabilities	5,005	4,860
Gross total fair values of derivative liabilities	377,194	351,258
Fair value of derivative liabilities	264,448	234,772
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	(112,746)	(116,486)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(112,746)	(116,486)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 11,706,591	$ 9,463,768
Nominal contract amount of hedging instruments	82,161	63,547
Trading Assets	$ 142,055	$ 99,014
Fair value of hedging assets	2,738	935
Gross total fair values of derivative assets	144,793	99,949
Fair value of trading liabilities	133,910	99,949
Fair value of hedging liabilities	75	780
Gross total fair values of derivative liabilities	133,985	100,729
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 17,316,173	$ 14,853,397
Nominal contract amount of hedging instruments	406,109	361,312
Trading Assets	$ 209,794	$ 223,534
Fair value of hedging assets	4,790	5,119
Gross total fair values of derivative assets	214,584	228,653
Fair value of trading liabilities	212,980	225,443
Fair value of hedging liabilities	4,930	4,080
Gross total fair values of derivative liabilities	217,910	229,523
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 768,732	$ 677,149
Nominal contract amount of hedging instruments	0	0
Trading Assets	$ 17,116	$ 14,427
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	17,116	14,427
Fair value of trading liabilities	20,643	17,603
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	20,643	17,603
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 143,136	$ 153,606
Nominal contract amount of hedging instruments	0	0
Trading Assets	$ 1,756	$ 1,351
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	1,756	1,351
Fair value of trading liabilities	1,769	1,861
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	1,769	1,861
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 118,180	$ 90,007
Nominal contract amount of hedging instruments	0	0
Trading Assets	$ 3,134	$ 1,820
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	3,134	1,820
Fair value of trading liabilities	2,887	1,542
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	$ 2,887	$ 1,542